NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) through its consolidated subsidiary, NB Crossroads Private Markets Fund IV (Offshore), Client Ltd. The percentage of the Company’s members’ equity owned by the Fund at June 30, 2023, was 34.26%. The Fund has included the Company’s schedule of investments as of June 30, 2023, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 29, 2023.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (22.48%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-10/2022	North America	$540,666	$2,313,130
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018-10/2022	North America	1,262,488	5,224,690
Carlyle Partners VII, L.P.	Primary	12/2018-03/2023	North America	11,186,674	13,890,806
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-03/2023	North America	6,241,780	11,205,852
Cortefiel Co-Invest SCSp	Co-investment	10/2017-05/2022	Europe	1,308,759	2,395,616
CVC Capital Partners VII, L.P.	Primary	12/2018-10/2022	Europe	7,233,671	16,148,761
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,583,511	4,421,511
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,442,002
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	125,598	100,101
SLP Blue Co-Invest, L.P.	Co-investment	06/2018-05/2022	North America	1,804,069	3,084,939
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019-07/2021	North America	2,975,044	8,249,308
TPG Healthcare Partners, L.P.	Primary	12/2019-06/2023	North America	1,618,830	2,107,431
TPG Partners VIII, L.P.	Primary	12/2019-06/2023	North America	7,461,360	11,825,645
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	3,599,359	9,418,916
				49,065,510	92,828,708
Small and Mid-cap Buyout (44.05%)
BC Holdco, LLC	Co-investment	11/2017-02/2023	North America	$2,252,987	$4,349,292
ByLight InvestCo LP	Co-investment	05/2017-02/2023	North America	389,073	9,239,381
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-05/2023	North America	8,872,863	13,338,860
CHG PPC Investor LLC	Co-investment	03/2018	North America	570,715	3,347,772
CI Capital Investors II, L.P.	Secondary	06/2017-02/2023	North America	24,670	8,458
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-02/2022	North America	618,263	145,562
EQT Mid Market Europe, L.P.	Primary	08/2017-06/2023	Europe	7,622,135	9,695,446
EXC Holdings LP	Co-investment	11/2017-12/2022	North America	626,548	1,643,719
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	3,134,504
Further Global Capital Partners, L.P.	Primary	03/2018-05/2023	North America	10,916,287	12,251,367
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	3,828,549
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-03/2023	North America	8,594,174	10,489,005
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-05/2023	Europe	4,237,654	7,292,039
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,906,060
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	1,903,373
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	3,500,000
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-04/2022	North America	678,661	778,203
NB Verrocchio LP	Co-investment	06/2018-05/2022	South America	3,357,522	2,093,096
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-07/2022	North America	3,009,952	6,168,119
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	683,929	1,738,817
PPC Fund II, L.P.	Primary	04/2018-02/2023	North America	8,436,490	11,652,417
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,090,237	3,411,176
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	2,672,811	3,432,525
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-09/2022	North America	1,119,575	5,696,997
Veritas Capital Fund VI, L.P.	Primary	06/2017-10/2022	North America	3,693,014	22,269,913
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	3,382,965	10,534,016
Webster Capital IV, L.P.	Primary	07/2018-06/2023	North America	9,933,105	19,706,064
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	13,453	13,447
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-02/2022	North America	1,148,240	1,860,149
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	6,519,683
				93,740,577	181,948,009

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (14.86%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-06/2023	North America	$2,532,952	$4,397,357
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	7,662,713	11,877,211
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-10/2022	North America	1,305,255	3,358,664
Epiris Fund II L.P.	Primary	05/2018-06/2023	Europe	8,103,804	15,625,986
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	2,740,985	2,641,327
NB Arch LP	Co-investment	09/2017-06/2022	North America	830,000	3,602,679
Runner Topco L.P.	Co-investment	04/2018	North America	132,049	682,158
Sycamore Partners III, L.P.	Primary	01/2018-03/2023	North America	6,110,715	10,207,605
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	8,830,832	8,972,500
				38,249,305	61,365,487
Venture Capital (16.19%)
Alsop Louie Capital IV L.P.	Primary	11/2017-09/2022	North America	$5,531,167	$6,783,566
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	1,975,887	5,621,957
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	1,170,067	2,984,453
Canaan XI L.P.	Primary	01/2018-02/2023	North America	4,322,992	10,935,739
DFJ Growth III, L.P.	Primary	05/2017-04/2023	North America	3,369,634	7,986,016
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,149,521	3,706,383
Menlo Ventures XIV, L.P.	Primary	10/2017-06/2022	North America	2,521,288	7,233,396
New Clearent Holdings, LLC (F)	Co-investment	06/2018-10/2021	North America	2,026,027	5,470,273
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-12/2022	Europe	2,589,013	9,663,477
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	-	5,241
TPG Tech Adjacencies, L.P.	Primary	06/2019-03/2023	North America	3,987,564	6,490,857
				29,643,160	66,881,358

Short Term Investments	Cost	Fair Value
Money Market Fund (2.62%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	10,835,547	10,835,547
	10,835,547	10,835,547
Total Investments in Portfolio Funds (cost $221,534,099) (100.20%)		413,859,109
Other Assets & Liabilities (Net) (-0.20%)		(821,964)
Members' Equity - Net Assets (100.00%)		$413,037,145

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2023 aggregated $210,698,552. Total fair value of illiquid and restricted securities at June 30, 2023 was $403,023,562 or 97.58% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures with Rule 2a-5 and designated NBIA as the Company’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of June 30, 2023.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,421,511	$88,407,197	$92,828,708
Small and Mid-cap Buyout	-	-	19,703,598	162,244,411	181,948,009
Special Situations	-	-	9,654,658	51,710,829	61,365,487
Venture Capital	-	-	5,470,273	61,411,085	66,881,358
Money Market Fund	10,835,547	-	-	-	10,835,547
Total	$10,835,547	$-	$39,250,040	$363,773,522	$413,859,109

Significant Unobservable Inputs

As of June 30, 2023, the Company had investments valued at $413,859,109. The fair value of investments valued at $363,773,522 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2023:

			Unobservable Inputs
Investments	Fair Value 06/30/23	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,421,511	Market Comparables	LTM EBITDA	12.8x	N/A

Small and Mid-cap Buyout	14,300,225	Market Comparables	LTM EBITDA	13.9x-16.5x	15.9x

Small and Mid-cap Buyout	1,903,373	Market Comparables	LTM Net Revenue	3.9x	N/A

Small and Mid-cap Buyout	3,500,000	Income Approach	Discount Rate	12.0x	N/A

Special Situations	9,654,658	Market Comparables	LTM EBITDA	10.7x-15.8x	15.4x

Venture Capital	5,470,273	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Total	$39,250,040

[1] Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2023 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$-

During the period ended June 30, 2023 unrealized appreciation and realized gains from Level 3 investments were $684,724 and $0, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2023.

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2023 is one to five years, with the possibility of extensions by each of the Portfolio Funds.